Revenues (Details) - USD ($) $ in Millions	Jan. 02, 2020	Jan. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Deferred revenue noncurrent portion			$ 14.3	$ 16.0
Revenue recognized	$ 50.1	$ 50.2
Remaining performance obligations			85.7	88.4
Expected remaining performance obligations recognized during next 12 months			71.5
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter			8.8
Deferred sales commissions			$ 5.0	$ 3.9